Business Combinations - Additional Information (Detail) - USD ($) $ in Thousands				1 Months Ended	12 Months Ended
	Mar. 15, 2017	Jan. 20, 2017	Jun. 14, 2016	Mar. 31, 2018	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Jan. 01, 2019
Disclosure of detailed information about business combination [line items]
Goodwill					$ 121,304	$ 130,811
Payment of contingent consideration					1,745	6,922	$ 5,465
HealthHelp [member]
Disclosure of detailed information about business combination [line items]
Percentage of ownership interests acquired	100.00%
Purchase consideration	$ 68,910
Working capital adjustments	573
Contingent consideration	$ 8,545
Contingent consideration payable period	Two years
Discount rate used for estimating fair value of contingent consideration liability	2.5 percent
Acquisition related costs								$ 1,809
Payment for working capital adjustments							573
Reversal of contingent consideration in relation to acquisition				$ 1,324
Payment of contingent consideration				$ 3,114		4,438
Goodwill expected to be deductible for tax purposes	$ 14,876
HealthHelp [member] | Bottom of range [member]
Disclosure of detailed information about business combination [line items]
Potential undiscounted amount of all future payments that could be required to make under the contingent consideration arrangement	0
HealthHelp [member] | Top of range [member]
Disclosure of detailed information about business combination [line items]
Potential undiscounted amount of all future payments that could be required to make under the contingent consideration arrangement	$ 8,876
Denali Sourcing Services Inc. [member]
Disclosure of detailed information about business combination [line items]
Goodwill		$ 29,542
Purchase consideration		38,668
Working capital adjustments							968
Contingent consideration		$ 6,277
Contingent consideration payable period		Three year
Discount rate used for estimating fair value of contingent consideration liability		2.5%
Acquisition related costs								$ 502
Payment of contingent consideration					1,745	2,484	2,351
Payment of deferred consideration		$ 522					522
Deferred consideration payable		first quarter of the year ended March 31, 2018
Denali Sourcing Services Inc. [member] | Bottom of range [member]
Disclosure of detailed information about business combination [line items]
Potential undiscounted amount of all future payments that could be required to make under the contingent consideration arrangement		$ 0
Denali Sourcing Services Inc. [member] | Top of range [member]
Disclosure of detailed information about business combination [line items]
Potential undiscounted amount of all future payments that could be required to make under the contingent consideration arrangement		$ 6,578
Value Edge Research Services Private Limited [member]
Disclosure of detailed information about business combination [line items]
Percentage of ownership interests acquired			100.00%
Purchase consideration			$ 18,265
Working capital adjustments			765
Contingent consideration			$ 5,112
Contingent consideration payable period			Three years
Release of restricted cash, held in escrow					$ 1,535	$ 1,535	$ 1,535
Hotel Beds Group SLU [member]
Disclosure of detailed information about business combination [line items]
Purchase consideration in cash based on exchange rate on January 2, 2019									$ 233
Goodwill									$ 203